Note 31 - Principal Subsidiaries - Percentage of Ownership of Each Controlled Company (Details)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
HYDRIL COMPANY and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership			100.00%
CANADA | ALGOMA TUBES INC. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
CANADA | PRUDENTIAL STEEL LTD. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1],[2]	100.00%	100.00%	100.00%
CANADA | TENARIS GLOBAL SERVICES (CANADA) INC. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
BRAZIL | CONFAB INDUSTRIAL S.A. and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
ITALY | DALMINE S.p.A. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
UNITED STATES | HYDRIL COMPANY and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1],[3]	100.00%	100.00%	100.00%
UNITED STATES | IPSCO TUBULARS INC. and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%
UNITED STATES | MAVERICK TUBE CORPORATION and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
UNITED STATES | TENARIS BAY CITY, INC. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
UNITED STATES | TENARIS GLOBAL SERVICES (U.S.A.) CORPORATION [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
KAZAKHSTAN | Kazakhstan Pipe Threaders Limited [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
JAPAN | NKKTUBES [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	51.00%	51.00%	51.00%
INDONESIA | PT SEAMLESS PIPE INDONESIA JAYA [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	89.00%	89.00%	89.00%
ROMANIA | S.C. SILCOTUB S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
SAUDI ARABIA | Saudi Steel Pipe Company [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]		48.00%
ARGENTINA | SIAT SOCIEDAD ANONIMA [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
ARGENTINA | SIDERCA S.A.I.C. and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
PORTUGAL | TALTA—TRADING E MARKETING SOCIEDADE UNIPESSOAL LDA. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
NETHERLANDS | TENARIS CONNECTIONS BV [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
NETHERLANDS | TENARIS INVESTMENTS (NL) B.V. and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%
URUGUAY | TENARIS FINANCIAL SERVICES S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
URUGUAY | TENARIS GLOBAL SERVICES S.A. and subsidiaries [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1],[4]	100.00%	100.00%	100.00%
UNITED KINGDOM | TENARIS GLOBAL SERVICES (UK) LTD [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
LUXEMBOURG | TENARIS INVESTMENTS S.àr.l. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
Colombia | TENARIS TUBOCARIBE LTDA. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%
MEXICO | TUBOS DE ACERO DE MEXICO S.A. [member]
Disclosure of subsidiaries [line items]
Percentage of ownership	[1]	100.00%	100.00%	100.00%

[1]	All percentages rounded.
[2]	See note 36.
[3]	Tenaris Investments S.a.r.l. holds 100 % of Hydril's subsidiaries shares except for Technical Drilling & Production Services Nigeria. Ltd where it held 80% for 2019 and 2018.
[4]	Tenaris holds 97.5% of Tenaris Supply Chain S.A. and 40% of Tubular Technical Services Ltd. and Pipe Coaters Nigeria Ltd., 49% of Amaja Tubular Services Limited, 49% of Tubular Services Angola Lda and 60% of Tenaris Baogang Baotou Steel Pipes Ltd.